Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable, unamortized discount	$ 5,358	$ 6,034	$ 7,705
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	300,000,000	250,000,000
Common stock, shares issued	50,450,849	8,451,415	8,112,581
Common stock, shares outstanding	46,976,277	4,976,843	4,638,009
Preferred stock, shares authorized	10,000,000	130,155,000	21,700,737
Treasury stock, at cost shares	3,474,572	3,474,572	3,474,572
Pro Forma
Common stock, shares issued		38,153,400
Common stock, shares outstanding		34,678,828
Treasury stock, at cost shares		3,474,572
Series A Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	4,120,000	4,120,000
Preferred stock, shares issued	0	4,120,000
Preferred stock, shares outstanding	0	4,120,000
Series B Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	126,035,000	15,580,737
Preferred stock, shares issued	0	101,867,405	14,164,306
Preferred stock, shares outstanding	0	101,867,405	14,164,306
Series B Preferred Stock | Pro Forma
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series A and A-1 Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		4,120,000	6,120,000
Preferred stock, shares issued		4,120,000	5,620,000
Preferred stock, shares outstanding		4,120,000	5,620,000
Series A and A-1 Preferred Stock | Pro Forma
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0